Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of quantitative information about the operating leases

	For the year ended December 31
($ in thousands)	2022	2023	2024
Operating lease costs	$4,228	4,809	4,455
Variable lease costs	211	268	249
Finance income	(826)	—	(220)
Total	$3,613	5,077	4,484

	For the year ended December 31
($ in thousands)	2022	2023	2024
Operating cash flows from operating leases	$3,914	4,823	4,524
Weighted Average remaining lease term	4.44	4.00	3.06
Weighted Average discount rate	7.01%	6.87%	6.93%

Future minimum lease payments under the operating leases

($ in thousands)
Year ended December 31, 2025	$3,835
Year ended December 31, 2026	3,818
Year ended December 31, 2027	2,368
Thereafter	1,513
Total future lease payment	$11,534
Less Present value discount	(1,406)
Minimum lease payments	$10,128